GOODWILL - Disclosure of Changes in Goodwill (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 5,244	$ 5,218
Acquisitions through business combinations	301	(83)
Dispositions	(171)	(215)
Foreign currency translation	(90)	324
Balance at end of period	$ 5,284	$ 5,244